Dividend Restrictions	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Dividend Restrictions
(14)	Dividend Restrictions

The Holding Company is limited in the amount of cash dividends it may declare and pay by the amount of dividends it can receive from the Bank. The Bank is limited in the amount of cash dividends that may be paid based on current regulations governing national associations. In addition, bank regulators have the authority to prohibit banks from paying dividends if they deem such payment to be an unsafe or unsound practice.